Shareholder Report, Average Annual Return (Details) 194706_Overlay Shares Hedged Large Cap Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	68 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Overlay Shares Hedged Large Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Hedged Large Cap Equity ETF NAV
Average Annual Return, Percent	12.07%	8.45%	10.33%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.79%	14.99%